Schedule of Notes and Other Receivables (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,062,062	$ 1,193,641
Additions		51,659
Repayments	(41,365)	(161,139)
Write-off		(22,099)
Ending balance	1,020,697	1,062,062
Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,000,122	1,158,832
Additions
Repayments		(136,611)
Write-off		(22,099)
Ending balance	1,000,122	1,000,122
Amounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	61,940	34,809
Additions		51,659
Repayments	(41,365)	(24,528)
Write-off
Ending balance	$ 20,575	$ 61,940